Share-Based Compensation - Schedule of Exercise Prices and Remaining Contractual Life (Details)	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Number of options outstanding	2,871,306
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	2,393,405
Option [Member] | Exercise Price One [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.42
Number of options outstanding	15,000
Remaining contractual Life (in years)	9 years
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable
Option [Member] | Exercise Price Two [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.69
Number of options outstanding	90,304
Remaining contractual Life (in years)	1 year 8 months 4 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	90,304
Option [Member] | Exercise Price Three [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.69
Number of options outstanding	557,737
Remaining contractual Life (in years)	8 years 6 months 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	557,737
Option [Member] | Exercise Price Four [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.21
Number of options outstanding	211,750
Remaining contractual Life (in years)	8 years 7 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	53,500
Option [Member] | Exercise Price Five [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.53
Number of options outstanding	53,192
Remaining contractual Life (in years)	8 years 4 months 2 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	13,298
Option [Member] | Exercise Price Six [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.66
Number of options outstanding	250,000
Remaining contractual Life (in years)	4 years 10 months 2 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	250,000
Option [Member] | Exercise Price Seven [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.68
Number of options outstanding	29,000
Remaining contractual Life (in years)	4 years 9 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	29,000
Option [Member] | Exercise Price Eight [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.34
Number of options outstanding	144,500
Remaining contractual Life (in years)	6 years 9 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	108,375
Option [Member] | Exercise Price Nine [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.34
Number of options outstanding	440,719
Remaining contractual Life (in years)	7 years 4 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	287,087
Option [Member] | Exercise Price Ten [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.97
Number of options outstanding	150,000
Remaining contractual Life (in years)	7 years 4 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	75,000
Option [Member] | Exercise Price Eleven [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 6.22
Number of options outstanding	147,536
Remaining contractual Life (in years)	11 months 19 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	147,536
Option [Member] | Exercise Price Twelve [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 6.22
Number of options outstanding	331,627
Remaining contractual Life (in years)	8 years 6 months 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	331,627
Option [Member] | Exercise Price Thirteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.19
Number of options outstanding	150,000
Remaining contractual Life (in years)	8 years 6 months 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	150,000
Option [Member] | Exercise Price Fourteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 9.02
Number of options outstanding	40,500
Remaining contractual Life (in years)	5 years 4 months 13 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	40,500
Option [Member] | Exercise Price Fifteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 10.12
Number of options outstanding	2,421
Remaining contractual Life (in years)	3 years 4 months 13 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	2,421
Option [Member] | Exercise Price Sixteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 10.12
Number of options outstanding	6,050
Remaining contractual Life (in years)	8 years 6 months 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	6,050
Option [Member] | Exercise Price Seventeen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 12.23
Number of options outstanding	250,000
Remaining contractual Life (in years)	5 years 10 months 28 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	250,000
Option [Member] | Exercise Price Eighteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 21.4
Number of options outstanding	970
Remaining contractual Life (in years)	8 years 7 months 24 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	970